Taxation (Details) - Schedule of income tax expense appearing in the consolidated statement of income relate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income tax expense appearing in the consolidated statement of income relate [Abstract]
Income tax expense for IGI Labuan – current year	$ 71	$ 66
Corporate tax for IGI Casablanca (Representative Office) – current year	7	6	4
Income tax credits for North Star Underwriting Limited – current year	(21)	(9)
Income tax expense for IGI UK – current year	1,995	2,311	700
Income tax credit for IGI UK – prior years	97	(7)
Addition of deferred tax assets IGI Europe	(347)		984
Release of deferred tax liabilities for IGI UK	(55)	(292)
Income tax charge for the year	$ 1,747	$ 2,075	$ 1,688